BLACKROCK FUNDS V

BlackRock Low Duration Bond Portfolio

(the “Fund”)

Supplement dated April 9, 2020 to the Statement of Additional Information (“SAI”) of the Fund,

dated January 28, 2020, as supplemented to date

Effective April 13, 2020, the following change is made to the Fund’s SAI:

The chart listing investments and investment strategies in the section of the SAI entitled “I. Investment Objectives and Policies” as it relates to the Fund is deleted in its entirety and replaced with the following:

Low Duration Bond Portfolio
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities
Precious Metal-Related Securities
Bank Loans	X
Borrowing and Leverage	X
Cash Flows; Expenses	X
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations	X
Collateralized Loan Obligations	X
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Credit Linked Securities	X
Cyber Security Issues	X
Debt Securities	X
Inflation-Indexed Bonds	X
Investment Grade Debt Obligations	X
High Yield Investments (“Junk Bonds”)	X
Mezzanine Investments	X
Pay-in-kind Bonds	X
Supranational Entities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X

Low Duration Bond Portfolio
Derivatives	X
Hedging	X
Speculation	X
Risk Factors in Derivatives	X
Correlation Risk	X
Counterparty Risk	X
Credit Risk	X
Currency Risk	X
Illiquidity Risk	X
Leverage Risk	X
Market Risk	X
Valuation Risk	X
Volatility Risk	X
Futures	X
Swap Agreements	X
Credit Default Swaps and Similar Instruments	X
Interest Rate Swaps, Floors and Caps	X
Total Return Swaps	X
Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Options on Swaps (“Swaptions”)	X
Foreign Exchange Transactions	X
Spot Transactions and FX Forwards	X
Currency Futures	X
Currency Options	X
Currency Swaps	X
Distressed Securities	X
Equity Securities	X
Real Estate-Related Securities
Securities of Smaller or Emerging Growth Companies
Exchange-Traded Notes (“ETNs”)
Foreign Investments	X
Foreign Investment Risks	X
Foreign Market Risk	X

Low Duration Bond Portfolio
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Sovereign Debt	X
Funding Agreements	X
Guarantees	X
Illiquid Investments	X
Index Funds: Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Bloomberg Barclays Indexes
ICE BofAML Indexes
Indexed and Inverse Securities	X
Inflation Risk	X
Initial Public Offering (“IPO”) Risk	X
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Investment in Emerging Markets	X
Brady Bonds	X
China Investments Risk	X
Investment in Other Investment Companies	X
Exchange-Traded Funds	X
Lease Obligations	X
Life Settlement Investments
Liquidity Risk Management	X
Master Limited Partnerships	X
Merger Transaction Risk
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X

Low Duration Bond Portfolio
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds
TBA Commitments	X
Mortgage Dollar Rolls	X
Net Interest Margin (NIM) Securities
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
Private Activity Bonds (“PABs”)	X
Moral Obligation Bonds	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds
Yields
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X
Transactions in Financial Futures Contracts on Municipal Indexes	X
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds
Build America Bonds	X
Tax-Exempt Municipal Investments
Participation Notes
Portfolio Turnover Rates	X
Preferred Stock
Tax-Exempt Preferred Shares
Trust Preferred Securities
Real Estate Investment Trusts (“REITs”)	X
Recent Market Events	X
Repurchase Agreements and Purchase and Sale Contracts	X

Low Duration Bond Portfolio
Restricted Securities	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Securities Lending	X
Short Sales	See note 1 below
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes	X
Taxability Risk
Temporary Defensive Measures	X
U.S. Government Obligations	X
U.S. Treasury Obligations	X
U.S. Treasury Rolls
Utility Industries
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings	X
Zero Coupon Securities	X

[1]	The Fund may only make short sales against the box and with respect to futures contracts and related options.

Shareholders should retain this Supplement for future reference.

SAI-LOWD-0420SUP